Common Stock and Stock Plans (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Reserved, Issued and Authorized Common Stock
Table 20.1 presents our reserved, issued and authorized shares of common stock at December 31, 2018.

Table 20.1: Common Stock Shares

Number of shares
Dividend reinvestment and common stock purchase plans	9,114,931
Director plans	447,526
Stock plans (1)	369,893,237
Convertible securities and warrants	65,835,468
Total shares reserved	445,291,162
Shares issued	5,481,811,474
Shares not reserved or issued	3,072,897,364
Total shares authorized	9,000,000,000

(1)	Includes employee options, restricted shares and restricted share rights, 401(k) profit sharing and compensation deferral plans.

Components of Stock Incentive Compensation Expense and Related Recognized Tax Benefit
Table 20.2 summarizes the major components of stock incentive compensation expense and the related recognized tax benefit.

Table 20.2: Stock Incentive Compensation Expense

	Year ended December 31,
(in millions)	2018	2017	2016
RSRs (1)	$1,013	743	692
Performance shares	9	112	87
Stock options	—	(6)	—
Total stock incentive compensation expense (2)	$1,022	849	779
Related recognized tax benefit	$252	320	294

(1)	In February 2018, a total of 11.9 million RSRs were granted to all eligible team members in the U.S., and eligible team members outside the U.S., referred to as broad-based RSRs.

(2)
Amounts for the year-ended December 31, 2018, were net of $19 million related to reversal of previously accrued RSR costs. Year-ended December 31, 2017, were net of $26 million related to clawback credits taken against a prior PSA awarded under our LTICP.

Summary of RSRs and Restricted Share Awards
A summary of the status of our RSRs and restricted share awards at December 31, 2018, and changes during 2018 is presented in Table 20.3.

Table 20.3: Restricted Share Rights

	Number	Weighted- average grant-date fair value
Nonvested at January 1, 2018	34,894,376	$50.95
Granted	28,023,158	58.47
Vested	(14,571,562)	52.12
Canceled or forfeited	(2,773,474)	56.76
Nonvested at December 31, 2018	45,572,498	54.85

Summary of Performance Awards
A summary of the status of our PSAs at December 31, 2018, and changes during 2018 is in Table 20.4, based on the performance adjustments recognized as of December 2018.

Table 20.4: Performance Share Awards

	Number	Weighted- average grant-date fair value (1)
Nonvested at January 1, 2018	5,492,104	$47.81
Granted	2,570,300	58.62
Vested	(1,879,523)	55.21
Canceled or forfeited	(198,195)	54.48
Nonvested at December 31, 2018	5,984,686	49.91

(1)	Reflects approval date fair value for grants subject to variable accounting.

Stock Option Activity and Related Information
Table 20.5 summarizes stock option activity and related information for the stock plans. Options assumed in mergers are included in the activity and related information for Incentive Compensation Plans if originally issued under an employee plan, and in the activity and related information for Director Awards if originally issued under a director plan.

Table 20.5: Stock Option Activity

	Number	Weighted- average exercise price	Weighted- average remaining contractual term (in yrs.)	Aggregate intrinsic value (in millions)
Incentive compensation plans
Options outstanding as of December 31, 2017	20,179,179	$32.80
Canceled or forfeited	(1,886,251)	172.36
Exercised	(9,949,771)	22.50
Options exercisable and outstanding as of December 31, 2018	8,343,157	13.46	0.2	$272
Director awards
Options outstanding as of December 31, 2017	104,900	29.87
Exercised	(104,900)	29.88
Options exercisable and outstanding as of December 31, 2018	—	—	0.0	—

Employee Stock Ownership Plan
Table 20.6 presents the balance of common stock and unreleased preferred stock held in the Wells Fargo ESOP fund, the fair value of unreleased ESOP preferred stock and the dividends on allocated shares of common stock and unreleased ESOP Preferred Stock paid to the 401(k) Plan.

Table 20.6: Common Stock and Unreleased Preferred Stock in the Wells Fargo ESOP Fund

	Shares outstanding
	December 31,
(in millions, except shares)	2018	2017	2016
Allocated shares (common)	138,182,911	124,670,717	128,189,305
Unreleased shares (preferred)	1,406,460	1,556,104	1,439,181
Fair value of unreleased ESOP preferred shares	$1,407	1,556	1,439

	Dividends paid
	Year ended December 31,
	2018	2017	2016
Allocated shares (common)	$213	195	208
Unreleased shares (preferred)	159	166	169